Income Taxes (Details Textual) - 12 months ended Sep. 30, 2017 $ in Thousands, $ in Millions	USD ($)	CAD ($)
Federal [Member]
Income Tax [Line Items]
Operating Loss Carryforwards	$ 25,300
Federal [Member] | Earliest Tax Year [Member]
Income Tax [Line Items]
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2030
Federal [Member] | Latest Tax Year [Member]
Income Tax [Line Items]
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2037
Federal [Member] | Research Tax Credit Carryforward [Member]
Income Tax [Line Items]
Tax Credit Carryforward, Amount	$ 450
Federal [Member] | Research Tax Credit Carryforward [Member] | Earliest Tax Year [Member]
Income Tax [Line Items]
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2030
Federal [Member] | Research Tax Credit Carryforward [Member] | Latest Tax Year [Member]
Income Tax [Line Items]
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2037
California [Member]
Income Tax [Line Items]
Operating Loss Carryforwards	$ 25,000
California [Member] | Earliest Tax Year [Member]
Income Tax [Line Items]
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2018
California [Member] | Latest Tax Year [Member]
Income Tax [Line Items]
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2037
California [Member] | Research Tax Credit Carryforward [Member]
Income Tax [Line Items]
Tax Credit Carryforward, Amount	$ 500
Canadian [Member]
Income Tax [Line Items]
Operating Loss Carryforwards		$ 6.8
Canadian [Member] | Earliest Tax Year [Member]
Income Tax [Line Items]
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2028
Canadian [Member] | Latest Tax Year [Member]
Income Tax [Line Items]
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2037